Taxation (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of components of income tax expense (benefit)

	Six months ended June 30, 2024 unaudited £’000	Six months ended June 30, 2023 unaudited £’000
Income tax credit	125	288